UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:  Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

            Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.3%
Arcos Dorados Holdings, Inc., Class A (a)	121,998	$707,588
Grupo Supervielle SA (a)	49,941	735,631

		1,443,219
Australia — 2.8%
Metals X Ltd. (a)(b)	634,325	384,875
Orocobre Ltd. (a)	410,379	1,316,145
OZ Minerals Ltd.	69,340	473,146
Parnell Pharmaceuticals Holdings Pty Ltd. (a)	50,813	52,337
Western Areas Ltd. (a)	276,900	517,004
Westgold Resources Ltd. (a)	305,807	460,367

		3,203,874
Austria — 1.0%
Schoeller-Bleckmann Oilfield Equipment AG	14,680	1,106,285
Belgium — 1.1%
Nyrstar NV (a)(b)	64,890	548,064
Ontex Group NV	20,247	613,132
Warehouses de Pauw CVA	1,325	120,349

		1,281,545
Brazil — 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	64,240	639,830
Cia Hering	123,531	607,639
TOTVS SA	79,438	657,719

		1,905,188
British Virgin Islands — 0.2%
Atlas Mara Co.-Nvest Ltd. (a)	91,593	192,345
Canada — 6.3%
Africa Oil Corp. (a)(b)	685,950	1,396,939
AltaGas Ltd.	2,190	52,089
Canadian Western Bank	30,560	694,924
Continental Gold, Inc. (a)	330,122	1,098,504
Descartes Systems Group, Inc. (a)	17,469	381,398
Dollarama, Inc.	7,730	585,430
Entertainment One Ltd.	211,830	614,776
Lithium Americas Corp. (a)(b)	328,890	242,639
Methanex Corp.	12,210	611,111
Painted Pony Petroleum Ltd. (a)	131,763	791,844
Trevali Mining Corp. (a)	759,500	741,260

		7,210,914
China — 0.6%
Colour Life Services Group Co. Ltd.	539,000	352,936
KWG Property Holding Ltd.	520,000	298,819

		651,755
Denmark — 0.5%
Nets A/S (a)	33,800	596,172
France — 2.8%
Elior Group	35,064	784,415
Elis SA	53,139	951,379
Ubisoft Entertainment SA (a)	17,810	585,563
Virbac SA (a)	4,554	840,251

		3,161,608
Georgia — 0.5%
BGEO Group PLC	15,255	567,953
Germany — 1.5%
Aareal Bank AG	21,900	849,665
AIXTRON SE (a)	118,475	437,723
Rheinmetall AG	4,890	375,267

		1,662,655

Common Stocks	Shares	Value
Hong Kong — 1.4%
Clear Media Ltd.	263,000	$275,240
Lee & Man Paper Manufacturing Ltd.	730,000	656,179
Melco International Development Ltd.	454,000	684,890

		1,616,309
India — 3.7%
Azure Power Global Ltd. (a)(b)	29,069	483,708
Container Corp. of India Ltd.	26,140	458,892
Jubilant Foodworks Ltd.	44,200	570,316
Kaveri Seed Co. Ltd. (a)	57,530	390,085
Makemytrip Ltd. (a)	35,010	1,169,334
Oberoi Realty Ltd.	171,590	787,197
Zee Entertainment Enterprises Ltd.	44,170	318,356

		4,177,888
Indonesia — 1.2%
Bank Tabungan Negara Persero Tbk PT	6,717,200	958,746
Tower Bersama Infrastructure Tbk PT	966,100	358,150

		1,316,896
Ireland — 0.7%
Ryanair Holdings PLC — ADR (a)	9,227	771,931
Italy — 0.8%
Beni Stabili SpA SIIQ	1,516,844	853,107
Japan — 4.8%
Don Quijote Holdings Co. Ltd.	11,800	428,285
Horiba Ltd.	8,000	421,028
JGC Corp.	59,100	1,025,940
NOK Corp.	27,600	560,892
NTN Corp.	36,000	152,046
Pioneer Corp. (a)	200,400	439,882
Rohm Co. Ltd.	14,800	946,405
Seven Bank Ltd.	147,600	422,860
Tokyo Tatemono Co. Ltd.	80,100	1,060,781

		5,458,119
Luxembourg — 1.3%
B&M European Value Retail SA	129,800	491,789
Eurofins Scientific SE	743	333,580
Stabilus SA (a)	10,536	636,926

		1,462,295
Malaysia — 0.4%
AirAsia BHD	718,400	413,573
Netherlands — 1.5%
Boskalis Westminster	17,320	640,807
Intertrust NV	21,590	403,274
TomTom NV (a)	74,460	682,582

		1,726,663
Norway — 0.2%
Stolt-Nielsen Ltd.	17,220	259,927
Panama — 0.4%
Copa Holdings SA, Class A	4,980	485,500
Russia — 0.8%
Globaltrans Investment PLC — GDR, Registered Shares	143,870	906,422
South Africa — 1.0%
MMI Holdings Ltd.	236,800	435,646
Petra Diamonds Ltd. (a)	369,180	704,849

		1,140,495
South Korea — 0.9%
Korea Gas Corp. (a)	25,780	1,029,538

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	1

Schedule of Investments (continued)	Global SmallCap Portfolio

Common Stocks	Shares	Value
Spain — 0.8%
Atento SA (a)(b)	33,500	$304,850
Merlin Properties Socimi SA	56,593	633,910

		938,760
Sweden — 1.4%
Hoist Finance AB (b)	77,580	747,232
SSAB AB, A Shares (a)	121,630	499,952
SSAB AB, B Shares (a)	115,307	388,679

		1,635,863
Switzerland — 1.6%
Aryzta AG	17,208	473,997
GAM Holding AG	53,650	547,440
Leonteq AG (b)	6,230	227,063
Sulzer AG, Registered Shares	5,080	574,945

		1,823,445
Thailand — 0.7%
Indorama Ventures PCL	751,100	746,643
United Kingdom — 6.7%
Arrow Global Group PLC	223,145	870,224
Britvic PLC	88,000	693,756
Dialog Semiconductor PLC (a)	14,730	685,421
Elementis PLC	102,677	347,125
Exova Group PLC	240,320	587,263
Grainger PLC	196,803	590,228
IMI PLC	34,170	502,789
Intertek Group PLC	15,440	660,938
Nomad Foods Ltd. (a)	61,206	628,586
Rentokil Initial PLC	234,650	676,126
Senior PLC	165,000	411,804
UNITE Group PLC	133,062	982,175

		7,636,435
United States — 49.1%
Actuant Corp., Class A	16,030	419,185
Allison Transmission Holdings, Inc.	31,650	1,107,117
Bob Evans Farms, Inc.	24,181	1,364,534
Boot Barn Holdings, Inc. (a)(b)	12,940	140,399
Boston Beer Co., Inc., Class A (a)	4,267	655,838
Bottomline Technologies, Inc. (a)	36,964	950,714
Burlington Stores, Inc. (a)	7,637	639,217
Cable One, Inc.	2,583	1,633,438
CARBO Ceramics, Inc. (a)	35,768	507,906
Chart Industries, Inc. (a)(b)	17,216	667,809
Ciena Corp. (a)	49,870	1,213,836
comScore, Inc. (a)(b)	18,710	627,721
Energen Corp. (a)	19,810	1,067,561
Essent Group Ltd. (a)	14,940	516,476
Financial Engines, Inc.	2,900	111,795
Five Below, Inc. (a)(b)	14,210	566,269
Flextronics International Ltd. (a)	7,860	123,166
Generac Holdings, Inc. (a)	17,510	704,953
Genesee & Wyoming, Inc., Class A (a)	8,700	655,632
G-III Apparel Group Ltd. (a)(b)	16,420	431,189
Greenhill & Co, Inc.	10,100	298,455
Hain Celestial Group, Inc. (a)	14,730	582,719
Halyard Health, Inc. (a)	31,667	1,218,229
Haynes International, Inc.	14,837	609,949
IBERIABANK Corp.	10,250	842,037
IDEX Corp.	10,600	955,696
Insulet Corp. (a)(b)	32,002	1,331,283
Integrated Device Technology, Inc. (a)	32,420	816,660
Invacare Corp.	65,006	747,569
Kate Spade & Co. (a)(b)	21,700	401,667

Common Stocks	Shares	Value
United States (continued)
KBR, Inc.	59,520	$1,012,435
LKQ Corp. (a)	23,047	735,430
Marcus & Millichap, Inc. (a)(b)	39,059	1,006,550
MDU Resources Group, Inc.	20,929	614,266
Merit Medical Systems, Inc. (a)	52,070	1,322,578
MSC Industrial Direct Co., Inc., Class A	10,590	1,081,769
Murphy USA, Inc. (a)	2,860	182,182
National Fuel Gas Co.	9,800	550,270
National Instruments Corp.	35,556	1,117,169
NetScout Systems, Inc. (a)(b)	24,627	820,079
Nordson Corp.	8,400	953,652
OPKO Health, Inc. (a)(b)	89,226	775,374
Opus Bank	20,410	415,343
Outfront Media, Inc.	41,251	1,131,515
Owens & Minor, Inc.	33,905	1,216,511
Pacific Biosciences of California, Inc. (a)	85,020	409,796
Patterson Cos., Inc.	24,580	1,022,774
Pebblebrook Hotel Trust (b)	34,004	1,017,060
Pfenex, Inc. (a)	88,906	709,470
PTC, Inc. (a)	23,890	1,255,897
Qorvo, Inc. (a)	10,250	658,153
Quotient Ltd. (a)(b)	85,573	552,802
Rambus, Inc. (a)	41,710	541,396
Seritage Growth Properties, Class A (b)	23,639	964,471
Skechers U.S.A., Inc., Class A (a)	29,460	740,035
SM Energy Co.	15,130	461,616
Smart & Final Stores, Inc. (a)	42,280	606,718
Superior Energy Services, Inc.	41,010	724,647
SUPERVALU, Inc. (a)	189,869	744,286
Tanger Factory Outlet Centers, Inc.	31,834	1,088,404
Texas Capital Bancshares, Inc. (a)	11,450	944,625
TreeHouse Foods, Inc. (a)(b)	6,470	490,944
Triumph Group, Inc.	21,150	565,763
Ultimate Software Group, Inc. (a)(b)	2,650	513,199
Umpqua Holdings Corp.	17,300	316,763
United Therapeutics Corp. (a)(b)	9,293	1,520,614
Urban Outfitters, Inc. (a)	8,632	229,093
Verint Systems, Inc. (a)	31,708	1,184,294
VWR Corp. (a)(b)	31,480	815,647
Whiting Petroleum Corp. (a)	63,910	708,762
Yelp, Inc. (a)	20,174	842,870
Zions Bancorporation	18,420	777,140
Zynga, Inc., Class A (a)	215,710	543,589

		55,794,970
Total Common Stocks — 99.7%		113,178,292

Rights	Shares	Value
France — 0.0%
Elis SA (Expires 2/03/17, Strike Price EUR 1.07)	53,379	54,915

Warrants	Shares	Value
British Virgin Islands — 0.0%
Atlas Mara Co-Nvest Ltd. (Issued/Exercisable 12/17/13, 1 Share for 1 Warrant, Expires 12/17/17, Strike Price USD 11.50)(a)	77,800	78
Total Long-Term Investments (Cost — $95,927,852) — 99.7%		113,233,285

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2017

Schedule of Investments (continued)	Global SmallCap Portfolio

Short-Term Securities	Shares	Value
Money Market Funds — 10.1%
SL Liquidity Series, LLC, Money Market Series, 0.94% (c)(d)(e)	11,467,148	$11,469,441

	Par (000)	Value
Time Deposits
United States — 0.4%
Deutsche Bank, Frankfurt, 0.66%, 2/01/17	467	467,421
Total Short-Term Securities (Cost — $11,934,697) — 10.5%		11,936,862

Value
Total Investments (Cost — $107,862,549*) — 110.2%	$125,170,147
Liabilities in Excess of Other Assets — (10.2)%	(11,606,427)

Net Assets — 100.0%	$113,563,720

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$114,013,223

Gross unrealized appreciation	$16,631,854
Gross unrealized depreciation	(5,474,930)

Net unrealized appreciation	$11,156,924

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation
SL Liquidity Series, LLC, Money Market Series	8,455,198	3,011,950	11,467,148	$11,469,441	$180,127	[1]	$85	$2,165

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	3

Schedule of Investments (continued)	Global SmallCap Portfolio

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,443,219	—	—	$1,443,219
Australia	512,704	$2,691,170	—	3,203,874
Austria	—	1,106,285	—	1,106,285
Belgium	548,064	733,481	—	1,281,545
Brazil	1,905,188	—	—	1,905,188
British Virgin Islands	192,345	—	—	192,345
Canada	6,469,654	—	$741,260	7,210,914
China	—	651,755	—	651,755
Denmark	596,172	—	—	596,172
France	951,379	2,210,229	—	3,161,608
Georgia	—	567,953	—	567,953
Germany	—	1,662,655	—	1,662,655
Hong Kong	275,240	1,341,069	—	1,616,309
India	2,440,239	1,737,649	—	4,177,888
Indonesia	358,150	958,746	—	1,316,896
Ireland	771,931	—	—	771,931
Italy	853,107	—	—	853,107
Japan	—	5,458,119	—	5,458,119
Luxembourg	636,926	825,369	—	1,462,295
Malaysia	413,573	—	—	413,573
Netherlands	—	1,726,663	—	1,726,663
Norway	259,927	—	—	259,927
Panama	485,500	—	—	485,500
Russia	906,422	—	—	906,422
South Africa	—	1,140,495	—	1,140,495
South Korea	—	1,029,538	—	1,029,538
Spain	304,850	633,910	—	938,760
Sweden	747,232	888,631	—	1,635,863
Switzerland	—	1,823,445	—	1,823,445
Thailand	—	746,643	—	746,643
United Kingdom	2,676,301	4,960,134	—	7,636,435
United States	55,794,970	—	—	55,794,970
Rights	54,915	—	—	54,915
Warrants	—	78	—	78
Short-Term Securities	—	467,421	—	467,421

Subtotal	$79,598,008	$33,361,438	$741,260	$113,645,791

Investments Valued at NAV[1]				11,469,441

Total Investments				$125,170,147

[1]	As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2017

Schedule of Investments (concluded)	Global SmallCap Portfolio

      Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2[1]
Assets:
Long-Term Investments:
British Virgin Islands	$357,946	—	—	$(357,946)
Hong Kong	224,918	—	—	(224,918)
India	792,733	—	—	(792,733)
Indonesia	392,946	—	—	(392,946)
Italy	768,899	—	—	(768,899)
Luxembourg	654,123	—	—	(654,123)
Sweden	621,155	—	—	(621,155)
United Kingdom	527,862	—	—	(527,862)

Total	$4,340,582	—	—	$(4,340,582)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	5

Schedule of Investments January 31, 2017 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Spirit AeroSystems Holdings, Inc., Class A	12,650	$759,633
Triumph Group, Inc.	14,241	380,947

		1,140,580
Banks — 7.4%
Comerica, Inc.	8,010	540,915
Cullen/Frost Bankers, Inc.	7,320	654,408
Fulton Financial Corp.	28,180	512,876
Hancock Holding Co.	26,100	1,196,685
Huntington Bancshares, Inc.	39,506	534,516
International Bancshares Corp.	11,720	434,812
Prosperity Bancshares, Inc.	16,890	1,226,721
Regions Financial Corp.	56,470	813,733
Umpqua Holdings Corp.	47,200	864,232
Valley National Bancorp	59,500	720,545
Zions Bancorporation	11,100	468,309

		7,967,752
Beverages — 1.1%
Boston Beer Co., Inc., Class A (a)	7,606	1,169,042
Biotechnology — 1.6%
United Therapeutics Corp. (a)	10,694	1,749,859
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	3,670	559,161
Ares Management LP	37,906	744,853
Eaton Vance Corp.	19,210	805,475
Lazard Ltd., Class A	7,200	305,856
Stifel Financial Corp. (a)	19,210	966,839
WisdomTree Investments, Inc.	50,728	522,498

		3,904,682
Chemicals — 4.2%
Albemarle Corp.	7,659	709,530
CF Industries Holdings, Inc.	32,340	1,141,279
FMC Corp.	14,860	893,978
Methanex Corp.	10,250	513,013
Westlake Chemical Corp.	20,270	1,254,916

		4,512,716
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc. (a)	10,400	577,200
Communications Equipment — 1.7%
Ciena Corp. (a)	28,900	703,426
NetScout Systems, Inc. (a)	34,230	1,139,859

		1,843,285
Construction & Engineering — 2.9%
AECOM (a)	37,700	1,392,261
Fluor Corp.	14,300	793,650
KBR, Inc.	55,120	937,591

		3,123,502
Containers & Packaging — 1.2%
Packaging Corp. of America	3,680	339,222
Silgan Holdings, Inc.	15,920	931,479

		1,270,701
Distributors — 0.6%
LKQ Corp. (a)	20,291	647,486
Diversified Financial Services — 0.9%
Voya Financial, Inc.	24,130	970,509
Electric Utilities — 1.6%
OGE Energy Corp.	50,630	1,698,130

Common Stocks	Shares	Value
Electrical Equipment — 1.3%
AMETEK, Inc.	26,565	$1,357,471
Electronic Equipment, Instruments & Components — 5.1%
Avnet, Inc.	30,300	1,407,132
Flextronics International Ltd. (a)	51,350	804,655
National Instruments Corp.	36,390	1,143,374
Tech Data Corp. (a)	13,200	1,129,392
VeriFone Systems, Inc. (a)(b)	53,990	980,998

		5,465,551
Energy Equipment & Services — 3.4%
Dril-Quip, Inc. (a)(b)	15,160	942,952
Oceaneering International, Inc.	36,390	1,013,461
Patterson-UTI Energy, Inc.	27,730	777,549
Superior Energy Services, Inc.	52,500	927,675

		3,661,637
Equity Real Estate Investment Trusts (REITs) — 7.0%
Highwoods Properties, Inc.	20,329	1,045,114
LTC Properties, Inc.	29,594	1,381,152
Outfront Media, Inc.	55,542	1,523,517
Pebblebrook Hotel Trust (b)	33,188	992,653
Seritage Growth Properties, Class A (b)	30,979	1,263,943
Tanger Factory Outlet Centers, Inc.	39,968	1,366,506

		7,572,885
Food & Staples Retailing — 0.6%
SUPERVALU, Inc. (a)	151,025	592,018
Food Products — 2.1%
Hain Celestial Group, Inc. (a)	23,460	928,078
Pinnacle Foods, Inc.	7,816	415,733
TreeHouse Foods, Inc. (a)(b)	12,149	921,866

		2,265,677
Gas Utilities — 2.5%
National Fuel Gas Co.	21,230	1,192,065
UGI Corp.	30,600	1,418,922
WGL Holdings, Inc.	1,300	106,522

		2,717,509
Health Care Equipment & Supplies — 1.7%
Halyard Health, Inc. (a)	48,084	1,849,791
Health Care Providers & Services — 3.3%
LifePoint Health, Inc. (a)	18,589	1,103,257
Owens & Minor, Inc.	42,556	1,526,909
Patterson Cos., Inc.	22,379	931,190

		3,561,356
Household Durables — 0.5%
Mohawk Industries, Inc. (a)	2,449	528,592
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	4,820	525,910
Insurance — 7.8%
Alleghany Corp. (a)	2,093	1,280,016
American Financial Group, Inc.	13,700	1,180,529
Arch Capital Group Ltd. (a)(b)	6,080	537,168
Arthur J Gallagher & Co.	14,910	802,605
Brown & Brown, Inc.	12,100	509,773
Genworth Financial, Inc., Class A (a)	40,254	135,253
Kemper Corp.	11,300	488,160
Reinsurance Group of America, Inc.	9,400	1,179,418
RenaissanceRe Holdings Ltd.	3,100	422,592

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	1

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio

Common Stocks	Shares	Value
Insurance (continued)
Unum Group	13,130	$596,496
W.R. Berkley Corp.	18,150	1,219,861

		8,351,871
Internet Software & Services — 0.6%
comScore, Inc. (a)(b)	19,880	666,974
IT Services — 0.6%
Amdocs Ltd.	7,150	419,777
Computer Sciences Corp.	3,500	217,700

		637,477
Life Sciences Tools & Services — 0.7%
VWR Corp. (a)	30,665	794,530
Machinery — 4.5%
Allison Transmission Holdings, Inc.	31,270	1,093,825
Colfax Corp. (a)	21,040	820,560
Kennametal, Inc.	20,940	748,396
Wabtec Corp.	19,660	1,703,342
Xylem, Inc.	9,460	466,473

		4,832,596
Marine — 0.9%
Kirby Corp. (a)(b)	14,860	957,727
Media — 2.0%
Cable One, Inc.	2,377	1,503,167
Scripps Networks Interactive, Inc., Class A	8,880	676,301

		2,179,468
Metals & Mining — 2.1%
Carpenter Technology Corp.	28,510	1,140,970
Steel Dynamics, Inc.	10,630	359,400
United States Steel Corp.	22,960	751,022

		2,251,392
Multiline Retail — 0.7%
Dollar Tree, Inc. (a)	9,157	706,829
Multi-Utilities — 1.9%
Black Hills Corp.	16,110	1,007,681
MDU Resources Group, Inc.	35,570	1,043,979

		2,051,660
Oil, Gas & Consumable Fuels — 4.6%
Concho Resources, Inc. (a)	7,060	984,446
Energen Corp. (a)	23,360	1,258,870
HollyFrontier Corp.	30,980	897,491
SM Energy Co.	26,840	818,888
Whiting Petroleum Corp. (a)	64,960	720,406
World Fuel Services Corp.	6,920	307,802

		4,987,903
Paper & Forest Products — 1.4%
Domtar Corp.	33,700	1,472,353
Personal Products — 0.3%
Edgewell Personal Care Co. (a)	4,760	375,278
Real Estate Management & Development — 1.4%
Alexander & Baldwin, Inc.	33,954	1,511,632
Road & Rail — 1.0%
Genesee & Wyoming, Inc., Class A (a)(b)	14,380	1,083,677
Semiconductors & Semiconductor Equipment — 2.4%
Cypress Semiconductor Corp.	59,510	702,218
ON Semiconductor Corp. (a)	59,750	795,870
Skyworks Solutions, Inc.	5,890	540,349

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc. (a)	9,400	$529,972

		2,568,409
Software — 2.6%
PTC, Inc. (a)	24,363	1,280,763
Synopsys, Inc. (a)	7,850	493,687
Verint Systems, Inc. (a)	27,310	1,020,029

		2,794,479
Specialty Retail — 3.7%
Advance Auto Parts, Inc.	3,870	635,609
Dick’s Sporting Goods, Inc.	20,820	1,074,312
Foot Locker, Inc.	9,940	681,288
Murphy USA, Inc. (a)	4,233	269,642
Signet Jewelers Ltd.	5,988	465,088
Staples, Inc.	57,905	532,726
Tiffany & Co.	3,920	308,582

		3,967,247
Technology Hardware, Storage & Peripherals — 1.1%
Diebold Nixdorf, Inc.	43,150	1,173,680
Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.	16,310	609,179
PVH Corp.	3,750	351,787
Ralph Lauren Corp.	3,580	316,579
Skechers U.S.A., Inc., Class A (a)	27,610	693,563

		1,971,108
Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	32,530	494,131
Trading Companies & Distributors — 0.7%
MSC Industrial Direct Co., Inc., Class A	7,220	737,523
Total Long-Term Investments (Cost — $90,128,629) — 99.7%		107,241,785

Short-Term Securities	Shares	Value
Money Market Funds — 6.6%
SL Liquidity Series, LLC, Money Market Series, 0.94% (c)(d)(e)	7,091,349	7,092,768
	Par (000)	Value
Time Deposits — 0.4%
ANZ, Melbourne, 0.66%, 2/01/17	514	513,641
Total Short-Term Securities (Cost — $7,605,641) — 7.0%		7,606,409
Total Investments (Cost — $97,734,270*) — 106.7%		114,848,194
Liabilities in Excess of Other Assets — (6.7)%		(7,252,410)

Net Assets — 100.0%		$107,595,784

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2017

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$101,637,066

Gross unrealized appreciation	$14,992,697
Gross unrealized depreciation	(1,781,569)

Net unrealized appreciation	$13,211,128

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Realized Gain	Change in Unrealized Appreciation
SL Liquidity Series, LLC, Money Market Series	4,081,846	3,009,503	7,091,349	$7,092,768	$12,069	[1]	$364	$768

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$107,241,785	—	—	$107,241,785
Short-Term Securities	—	$513,641	—	513,641

Subtotal	$107,241,785	$513,641	—	$107,755,426

Investments Valued at NAV[2]				7,092,768

Total Investments				$114,848,194

[1]	See above Schedule of Investments for values in each industry.
[2]	As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended January 31, 2017, there were no transfers between levels.

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)	$790	$790,000
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.20%, 11/15/33 (a)(b)	370	370,557
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 1A2, 0.93%, 9/25/36 (b)	63	62,570
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 1.02%, 4/25/36 (b)	100	63,041
Series 2006-NC5, Class A3, 0.92%, 1/25/37 (b)	200	120,111
Series 2007-RFC1, Class A3, 0.91%, 12/25/36 (b)	100	80,727
CIFC Funding Ltd.:
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)	3,300	3,306,407
Series 2015-3A, Class A, 2.30%, 10/19/27 (a)(b)	3,100	3,101,767
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.76%, 10/25/37 (a)(b)	1,467	1,035,129
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (b)	483	391,578
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.17%, 11/15/21 (a)(b)	980	987,361
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 1.66%, 11/25/34 (b)	30	29,019
Series 2006-13, Class 3AV2, 0.73%, 1/25/37 (b)	48	46,304
CSMC Trust, Series 2016-MFF, Class A, 2.03%, 11/15/33 (a)(b)	320	320,401
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.01%, 8/15/25 (a)(b)	1,000	1,000,430
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.90%, 9/25/36 (b)	210	198,390
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.77%, 6/17/31 (a)(b)	387	386,718
Series 2014-SFR2, Class A, 1.87%, 9/17/31 (a)(b)	1,345	1,345,874
Series 2014-SFR3, Class A, 1.97%, 12/17/31 (a)(b)	327	327,191
Series 2015-SFR1, Class A, 2.22%, 3/17/32 (a)(b)	767	767,868
Series 2015-SFR2, Class A, 2.12%, 6/17/32 (a)(b)	1,075	1,080,505
Series 2015-SFR3, Class A, 2.07%, 8/17/32 (a)(b)	2,263	2,273,224
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)	681	668,536

Asset-Backed Securities	Par (000)	Value
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A2, 0.87%, 11/25/36 (b)	$12	$5,308
Series 2006-10, Class 2A3, 0.92%, 11/25/36 (b)	117	52,369
Series 2006-10, Class 2A4, 0.98%, 11/25/36 (b)	25	11,206
Series 2006-2, Class 1A, 0.94%, 3/25/46 (b)	109	76,981
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, 1.00%, 6/25/36 (b)	1,207	781,059
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.28%, 11/22/25 (a)(b)	1,300	1,299,918
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)	792	788,869
Series 2016-SFR1, Class A, 2.27%, 9/17/33 (a)(b)	1,796	1,811,636
Series 2016-SFR2, Class A, 1.94%, 1/17/19 (a)(b)	400	401,878
RAMP Trust, Series 2006-RZ2, Class A3, 1.04%, 5/25/36 (b)	313	296,197
Scholar Funding Trust, Series 2011-A, Class A, 1.79%, 10/28/43 (a)(b)	568	561,009
Silver Bay Realty Trust, Series 2014-1, Class A, 1.70%, 9/17/31 (a)(b)	1,007	1,004,047
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.72%, 8/16/32 (a)(b)	500	520,472
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A4, 0.89%, 2/25/37 (b)	529	499,534
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.02%, 6/17/32 (a)(b)	562	561,820
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.47%, 10/15/26 (a)(b)	3,300	3,307,477
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	700	708,441
Total Asset-Backed Securities — 10.1%		31,441,929

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 1.2%
Banc of America Funding Trust, Series 2006-A, Class 3A2, 3.41%, 2/20/36 (b)	69	55,611
Banc of America Mortgage Trust:
Series 2005-G, Class 2A4, 3.27%, 8/25/35 (b)	529	482,683
Series 2005-I, Class 2A5, 3.24%, 10/25/35 (b)	375	335,867

Portfolio Abbreviations
ADR	American Depositary Receipts	OTC	Over-the-counter
EUR	Euro	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	USD	U.S. Dollar

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)	$48	$41,623
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)	58	43,946
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	175	174,100
Series 2006-HYB2, Class 3A1, 3.01%, 4/20/36 (b)	166	146,691
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	109	110,602
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	28	26,907
Series 2005-47CB, Class A2, 1.26%, 10/25/35 (b)	97	58,967
Series 2006-15CB, Class A1, 6.50%, 6/25/36	433	309,411
Series 2006-19CB, Class A15, 6.00%, 8/25/36	270	234,627
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	531	416,698
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	70	50,445
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	75	68,858
HarborView Mortgage Loan Trust, Series 2006-6, Class 3A1A, 3.40%, 8/19/36 (b)	1,086	883,019
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 4.25%, 3/25/37 (b)	211	184,942
Wells Fargo Mortgage Backed Securities, Series 2007-8, Class 2A2, 6.00%, 7/25/37	66	65,302

		3,690,299
Commercial Mortgage-Backed Securities — 5.6%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.37%, 9/15/25 (b)	1,300	1,379,662
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.27%, 7/05/33 (a)(b)	1,400	1,401,313
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 4/10/29 (a)	950	956,222
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)	720	706,864
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	3,302	3,307,615
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)	590	425,542
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.95%, 5/10/49 (b)	430	427,945
Commercial Mortgage Pass-Through Certificates, Series 2014-TWC, Class A, 1.62%, 2/13/32 (a)(b)	1,145	1,146,435
Commercial Mortgage Trust, Series 2015-CR25, Class C, 4.55%, 8/10/48 (b)	90	88,980
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28 (a)	747	820,911
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(b)	1,500	1,513,265

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2015-WOLF, Class A, 2.22%, 5/15/34 (a)(b)	$400	$402,874
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-SGP, Class A, 2.47%, 7/15/36 (a)(b)	400	403,256
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)	1,000	1,022,626
LMREC, Inc., Series 2016-CRE2, Class A, 2.45%, 11/23/20 (a)(b)	330	329,195
Morgan Stanley Capital I Trust, Series 2014-MP, Class A, 3.47%, 8/11/33 (a)	900	937,538
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.85%, 11/15/48	135	100,424
Series 2015-NXS3, Class C, 4.49%, 9/15/57 (b)	900	850,319
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)	1,337	1,252,418
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class C, 3.77%, 9/15/57 (b)	63	58,193

		17,531,597
Interest Only Commercial Mortgage-Backed Securities — 2.3%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.92%, 9/15/48 (b)	985	56,003
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)	2,959	342,774
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class XA, 1.11%, 7/10/47 (b)	1,512	89,886
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.84%, 2/10/47 (b)	2,159	71,410
Commercial Mortgage Trust:
Series 2015-CR24, Class XA, 0.87%, 8/10/48 (b)	4,038	220,221
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)	7,522	450,871
Series 2015-LC21, Class XA, 0.87%, 7/10/48 (b)	6,905	305,571
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)	10,760	389,358
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)	9,200	318,258
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)	4,600	288,236
CSMC Trust, Series 2014-USA, Class X1, 0.55%, 9/17/37 (a)(b)	10,500	408,240
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.50%, 5/10/49 (b)	4,483	455,926
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	72,056	294,600
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.37%, 2/15/48 (b)	10,015	685,667
Series 2015-C28, Class XA, 1.19%, 10/15/48 (b)	9,655	572,219
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class XA, 0.98%, 10/29/47 (b)	591	22,009

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-C19, Class XA, 1.15%, 12/15/47 (b)	$16,070	$883,984
Series 2016-C29, Class XA, 1.66%, 5/15/26 (b)	1,890	198,381
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.99%, 2/15/48 (b)	9,861	569,306
Series 2016-C33, Class XA, 1.81%, 3/15/59 (b)	1,887	209,497
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.93%, 9/15/57 (b)	4,513	217,193

		7,049,610
Total Non-Agency Mortgage-Backed Securities — 9.1%		28,271,506

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.8%
Freddie Mac:
Series 2411, Class FJ, 1.12%, 12/15/29 (b)	8	7,588
Series 4398, Class ZX, 4.00%, 9/15/54	274	285,293
Ginnie Mae:
Series 2009-122, Class PY, 6.00%, 12/20/39	181	201,122
Series 2014-107, Class WX, 6.81%, 7/20/39 (b)	718	838,162
Series 2014-12, Class ZA, 3.00%, 1/20/44	656	617,812
Series 2014-62, Class Z, 3.00%, 4/20/44	543	513,495

		2,463,472
Interest Only Collateralized Mortgage Obligations — 0.0%
Ginnie Mae:
Series 2015-103, Class CI, 4.00%, 7/20/45	394	50,449
Series 2015-152, Class PI, 4.00%, 10/20/45	140	18,727
Series 2015-176, Class IO, 4.00%, 11/20/45	40	5,779
Series 2015-191, Class TI, 4.00%, 1/20/45	50	7,780
Series 2016-58, Class PI, 4.00%, 10/20/45	229	30,461
Series 2016-82, Class IM, 4.00%, 2/20/46	87	10,523
Series 2016-82, Class WI, 4.00%, 5/20/46	79	10,495

		134,214
Interest Only Commercial Mortgage-Backed Securities — 1.3%
Fannie Mae, Series 2012-M9, Class X1, 3.99%, 12/25/17 (b)	4,969	80,564
Freddie Mac:
Series K040, Class X1, 0.74%, 9/25/24 (b)	3,551	162,875
Series K041, Class X1, 0.56%, 10/25/24 (b)	5,141	183,840
Series K042, Class X1, 1.06%, 12/25/24 (b)	1,685	114,199
Series K043, Class X1, 0.55%, 12/25/24 (b)	15,918	578,961
Series K718, Class X1, 0.65%, 1/25/22 (b)	1,038	27,932

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K722, Class X1, 1.31%, 3/25/23 (b)	$3,991	$261,791
Series KC01, Class X1, 0.71%, 12/25/22 (b)	4,137	116,393
Ginnie Mae:
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)	8,955	816,739
Series 2016-137, Class IO, 0.95%, 5/16/58 (b)	3,187	252,206
Series 2016-140, Class IO, 0.94%, 5/16/58 (b)	3,185	247,551
Series 2016-143, Class IO, 1.01%, 10/16/56 (b)	2,989	249,609
Series 2016-152, Class IO, 0.99%, 8/15/58 (b)	11,727	928,297

		4,020,957
Mortgage-Backed Securities — 142.5%
Fannie Mae Mortgage-Backed Securities:
2.00%, 2/01/31 (d)	900	873,844
2.50%, 4/01/30-11/01/31 (d)	12,752	12,764,269
3.00%, 4/01/29-1/01/47 (d)	51,371	51,452,982
3.50%, 11/01/27-12/01/46 (d)	58,260	59,942,369
4.00%, 4/01/26-11/01/46 (d)	89,005	93,668,198
4.50%, 7/01/24-6/01/46 (d)(e)	20,208	21,775,920
5.00%, 1/01/23-2/01/46 (d)(e)	8,924	9,745,021
5.50%, 6/01/24-2/01/46 (d)	4,010	4,467,386
6.00%, 12/01/32-2/01/46 (d)	3,283	3,721,928
6.50%, 9/01/36-5/01/40	403	461,459
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-9/01/30 (d)	7,038	7,040,079
2.76%, 10/01/45 (b)	643	656,021
2.94%, 11/01/44 (b)	1,581	1,624,966
3.00%, 1/01/30-12/01/46 (d)	13,354	13,451,593
3.50%, 7/01/26-12/01/46 (d)	23,757	24,331,121
4.00%, 8/01/40-2/01/46 (d)	28,972	30,409,849
4.50%, 1/01/19-9/01/44	3,532	3,801,658
5.00%, 11/01/24-2/01/42	2,771	3,022,676
5.50%, 7/01/37-6/01/41	1,344	1,493,853
6.00%, 6/01/27-11/01/39	424	478,079
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/46 (d)	26,915	27,142,461
3.50%, 12/20/41-10/20/46 (d)	31,741	32,908,312
4.00%, 9/20/40-2/21/47 (d)	22,793	24,136,985
4.50%, 9/20/39-2/15/46 (d)	8,211	8,881,764
5.00%, 12/15/34-7/20/44	4,609	5,102,617
5.50%, 7/15/38-12/20/41	1,415	1,566,866
6.50%, 10/15/38-2/20/41	587	679,973

		445,602,249
Total U.S. Government Sponsored Agency Securities — 144.6%		452,220,892

U.S. Treasury Obligations — 0.0%	Par (000)	Value
U.S. Treasury Notes, 1.50%, 8/15/26	76	69,873
Total Investments Before TBA Sale Commitments (Cost — $514,061,511*) — 163.8%		512,004,200

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

TBA Sale Commitments (d)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 2/01/31	$6,269	$(6,269,000)
3.00%, 2/01/31-2/01/46	4,641	(4,683,667)
3.50%, 2/01/31-2/01/46	16,657	(17,186,449)
4.00%, 2/01/46	82,604	(86,575,163)
4.50%, 7/01/41-2/01/46	8,022	(8,621,303)
5.00%, 2/01/45	2,744	(2,990,773)
5.50%, 2/01/44	645	(716,085)
6.00%, 2/01/45	206	(232,824)
Freddie Mac Mortgage-Backed Securities:
3.00%, 2/01/46	2,006	(1,983,903)
3.50%, 2/01/30-2/01/46	6,261	(6,395,724)
4.00%, 2/01/46	251	(263,305)

TBA Sale Commitments (d)	Par (000)	Value
4.50%, 2/01/46	$195	$(209,549)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/46	762	(768,548)
3.50%, 2/15/46	1,161	(1,203,086)
4.00%, 2/15/46	8,968	(9,481,558)
Total TBA Sale Commitments (Proceeds — $147,402,840) — (47.2)%		(147,580,937)
Total Investments Net of TBA Sale Commitments — 116.6%		364,423,263
Liabilities in Excess of Other Assets — (16.6)%		(51,771,241)

Net Assets — 100.0%		$312,652,022

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$514,075,105

Gross unrealized appreciation	$2,492,588
Gross unrealized depreciation	(4,563,493)

Net unrealized depreciation	$(2,070,905)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$4,457,264	$ (10,955)
BNP Paribas Securities Corp.	$(2,377,292)	$ 167
Citigroup Global Markets. Inc.	$11,664,062	$ (37,542)
Credit Suisse Securities (USA) LLC	$24,792,518	$ (99,251)
Deutsche Bank Securities, Inc.	$(1,567,565)	$ (2,344)
Goldman Sachs & Co.	$(19,082,017)	$ (123,358)
J.P. Morgan Securities LLC	$18,299,363	$ (52,704)
Jefferies LLC	$20,503,735	$ (17,046)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(16,187,863)	$ (29,338)
Morgan Stanley & Co. LLC	$5,781,736	$ (21,935)
RBC Capital Markets, LLC	$1,371,301	$ (6,178)
Wells Fargo Securities LLC	$(1,684,383)	$ (13,994)

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	0.78%	1/17/17	2/13/17	$7,977,000	$7,979,420	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	0.77%	1/17/17	2/13/17	4,861,000	4,862,456	U.S. Government Sponsored Agency Securities	Up to 30 Days
Total				$12,838,000	$12,841,876

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(206)	U.S. Treasury Notes (10 Year)	March 2017	USD	25,640,563	$(12,857)
(40)	U.S. Treasury Notes (2 Year)	March 2017	USD	8,671,875	1,827
13	U.S. Treasury Notes (5 Year)	March 2017	USD	1,532,273	5,163
Total					$(5,867)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.46%[1]	3-month LIBOR	1/19/19	USD	7,900	$(3,012)
1.49%[2]	3-month LIBOR	4/20/20	USD	4,500	16,059
1.99%[2]	3-month LIBOR	9/10/20	USD	1,200	(5,972)
1.96%[2]	3-month LIBOR	9/10/20	USD	700	(2,645)
1.96%[2]	3-month LIBOR	9/10/20	USD	400	(1,496)
1.77%[1]	3-month LIBOR	12/12/26	USD	6,500	(281,029)
2.42%[2]	3-month LIBOR	4/24/45	USD	410	15,164
2.38%[2]	3-month LIBOR	4/24/45	USD	400	18,267
2.39%[2]	3-month LIBOR	4/24/45	USD	400	17,361
2.42%[2]	3-month LIBOR	4/24/45	USD	380	13,845
2.83%[1]	3-month LIBOR	7/10/45	USD	1,550	69,022
Total					$(144,436)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
CMBX.NA Series 9 AAA	0.50%	Morgan Stanley Capital Services LLC	9/17/58	USD	3,000	$66,749	$86,819	$(20,070)
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	2,998	1,423	600	823
CMBX.NA Series 6 AAA	0.50%	Deutsche Bank AG	5/11/63	USD	2,998	1,422	993	429
Total						$69,594	$88,412	$(18,818)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

MANAGED ACCOUNT SERIES	JANUARY 31, 2017	5

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$29,983,393	$1,458,536	$31,441,929
Non-Agency Mortgage-Backed Securities	—	28,271,506	—	28,271,506
U.S. Government Sponsored Agency Securities	—	452,210,369	10,523	452,220,892
U.S. Treasury Obligations	—	69,873	—	69,873
Liabilities:
Investments:
TBA Sale Commitments	—	(147,580,937)	—	(147,580,937)

Total	—	$362,954,204	$1,469,059	$364,423,263

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,252	—	$1,252
Interest rate contracts	$6,990	149,718	—	156,708
Liabilities:
Credit contracts	—	(20,070)	—	(20,070)
Interest rate contracts	(12,857)	(294,154)	—	(307,011)
Total	$(5,867)	$(163,254)	—	$(169,121)

[1]	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.

As of period end, reverse repurchase agreements of $12,841,876 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2017, there were no transfers between levels.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 23, 2017